BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2019
BANK AND OTHER BORROWINGS
BANK AND OTHER BORROWINGS

19.   BANK AND OTHER BORROWINGS

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Total bank and other borrowings	938,114	1,620,202	232,728
Comprised of:
Short-term	396,520	285,500	41,010
Long-term, current portion	44,068	42,939	6,168
	440,588	328,439	47,178
Long-term, non-current portion	497,526	1,291,763	185,550
	938,114	1,620,202	232,728

Certain bank borrowings are secured by equipment with a net carrying value of nil and RMB119,359 (US$17,145) (note 10), accounts receivable with a carrying value of nil and RMB30,524 (US$4,384) (note 6) (including lease receivables with a carrying value of nil and RMB24,997 (US$3,591) (note 11)), certain land use rights (which are recorded as “right-of-use assets”) with a carrying value of RMB425,743 and RMB416,548 (US$59,833) (note 11), certain construction in progress with a carrying value of RMB633,444 and RMB1,152,379 (US$165,529) (note 10), deposit for non-current asset with a carrying value of RMB13,800 and nil (note 14),and restricted cash of RMB421,990 and nil (note 2), as of December 31, 2.018 and 2019, respectively.

The short-term bank and other borrowing bore a weighted average interest of 4.08 % and 7.73% per annum, and the long-term bank and other borrowings bore a weighted average interest of 9.81% and 11.49% per annum, respectively, as of December 31, 2018 and 2019.

Bank and other borrowings amounted to RMB41,624 (US$5,979) (2018: RMB31,083) and RMB1,578,578 (US$226,748) (2018: RMB907,031) were denominated in US$ and RMB, respectively as of December 31, 2019.

The maturity analysis of the long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	42,939	6,168
Between one and two years	118,905	17,080
Between two and three years	158,800	22,810
Between three and four years	184,432	26,492
Above four years	829,626	119,168
	1,334,702	191,718

As of December 31, 2019, the Group had unutilized short-term bank credit lines and unutilized long-term bank credit lines amounted to nil and RMB557,400 (US$80,066), respectively.